Derivative and Hedging Activities - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) counterparty day derivative	Dec. 31, 2018 USD ($) day derivative $ / BTU	Dec. 31, 2017 USD ($) $ / €	Dec. 31, 2017 EUR (€) $ / €
Derivative [Line Items]
Consecutive trading days | day	5
Cash collateral for borrowed securities	$ 0	$ 0
Gain (loss) included in accumulated other comprehensive income to net income (loss) during the next 12 months	$ (33,000,000)
Cross currency interest rate contract | 6.25% euro-denominated senior notes due 2017 | Senior notes
Derivative [Line Items]
Interest rate, stated percentage			6.25%	6.25%
Semi annual interest rate swap payments by counterparty | €				€ 246
Semi annual interest rate swap payments by Chesapeake			$ 327,000,000
Exchange rate (in usd per euro) | $ / €			1.3325	1.3325
Credit risk
Derivative [Line Items]
Number of counterparties in hedge facility | counterparty	10
Utica shale | Disposal group, disposed of by sale, not discontinued operations
Derivative [Line Items]
Consideration received	$ 1,868,000,000
Utica shale | Disposal group, disposed of by sale, not discontinued operations | Future natural gas prices
Derivative [Line Items]
Consideration received		$ 100,000,000
Period of trading days | day		20
Consecutive trading days | day		30
2022 NYMEX natural gas | Utica shale | Disposal group, disposed of by sale, not discontinued operations | Future natural gas prices
Derivative [Line Items]
Consideration received		$ 50,000,000
2022 NYMEX natural gas | Utica shale | Disposal group, disposed of by sale, not discontinued operations | Future natural gas prices 2022
Derivative [Line Items]
Average sales price (in usd per unit) | $ / BTU		3.00
2022 NYMEX natural gas | Utica shale | Disposal group, disposed of by sale, not discontinued operations | Future natural gas prices 2023
Derivative [Line Items]
Average sales price (in usd per unit) | $ / BTU		3.25
Designated as hedging instrument
Derivative [Line Items]
Number of derivative instruments | derivative	0	0